Trade and other receivables - Schedule of Trade And Other Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and other receivables [Line Items]
Total book value	€ 281,783	€ 148,879
VAT receivables	9,631	6,166
Other receivables	1,453	2,285
Receivables from related parties	13	9
Government grants receivables	0	355
Total	47,393	56,043
Accumulated amortization and impairment
Schedule of Trade and other receivables [Line Items]
Total book value	(1,121)	0
Trade receivables
Schedule of Trade and other receivables [Line Items]
Total book value	36,296	47,228
Trade receivables | Cost
Schedule of Trade and other receivables [Line Items]
Total book value	37,417	47,228
Trade receivables | Accumulated amortization and impairment
Schedule of Trade and other receivables [Line Items]
Total book value	€ (1,121)	€ 0